Stockholders’ Deficit - Schedule of Share-Based Payment Arrangement, Option, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Share Based Payment Arrangement Option Activity Abstract
Outstanding, Number of Shares	0	100,934
Outstanding, Weighted-Average Exercise Price	$ 0	$ 10.05
Options Vested and Exercisable, Number of Shares	0
Options Vested and Exercisable, Weighted-Average Exercise Price	$ 0
Granted, Number of Shares	0	0
Granted, Weighted-Average Exercise Price	$ 0	$ 0
Cancelled/Expired, Number of Shares	0	(100,934)
Cancelled/Expired, Weighted-Average Exercise Price	$ 0	$ 10.05
Exercised, Number of Shares	0	0
Exercised, Weighted-Average Exercise Price	$ 0	$ 0
Outstanding, Number of Shares	0	0
Outstanding, Weighted-Average Exercise Price	$ 0	$ 0